Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Settlement Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Third party payment processors	$ 86,515	$ 75,573
Distribution partners	84,709	72,201
Total	$ 171,224	$ 147,774